UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT Equity Income Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (95.2%)(a)
		Shares	Value

Aerospace and defense (4.4%)

L3 Technologies, Inc.		22,341	$3,692,744

Northrop Grumman Corp.		61,790	14,696,134

Raytheon Co.		26,060	3,974,150

			22,363,028
Airlines (1.0%)

Southwest Airlines Co.		92,780	4,987,853

			4,987,853
Auto components (0.8%)

Delphi Automotive PLC (United Kingdom)		49,560	3,989,084

			3,989,084
Automobiles (0.7%)

General Motors Co.		106,800	3,776,448

			3,776,448
Banks (11.5%)

Bank of America Corp.		527,400	12,441,366

Citigroup, Inc.		216,175	12,931,589

JPMorgan Chase & Co.		161,980	14,228,323

KeyCorp		174,230	3,097,809

Regions Financial Corp.		341,340	4,959,670

Wells Fargo & Co.		192,682	10,724,680

			58,383,437
Beverages (2.2%)

Coca-Cola European Partners PLC (United Kingdom)		43,900	1,654,591

Dr. Pepper Snapple Group, Inc.		50,470	4,942,022

PepsiCo, Inc.		40,090	4,484,467

			11,081,080
Building products (0.8%)

Johnson Controls International PLC		101,447	4,272,948

			4,272,948
Capital markets (4.2%)

Charles Schwab Corp. (The)		171,780	7,010,342

Goldman Sachs Group, Inc. (The)		16,650	3,824,838

Invesco, Ltd.		55,800	1,709,154

KKR & Co. LP		207,010	3,773,792

State Street Corp.		62,620	4,985,178

			21,303,304
Chemicals (2.5%)

Air Products & Chemicals, Inc.		30,450	4,119,581

Dow Chemical Co. (The)		80,539	5,117,448

E. I. du Pont de Nemours & Co.		40,116	3,222,518

			12,459,547
Communications equipment (0.9%)

Cisco Systems, Inc.		135,680	4,585,984

			4,585,984
Consumer finance (0.8%)

Capital One Financial Corp.		44,850	3,886,701

Oportun Financial Corp. (acquired 6/23/15, cost $223,215) (Private)(F)(RES)(NON)		78,321	220,983

			4,107,684
Containers and packaging (1.2%)

Ball Corp.		41,160	3,056,542

Sealed Air Corp.		66,620	2,903,300

			5,959,842
Diversified financial services (0.9%)

Berkshire Hathaway, Inc. Class B(NON)		25,960	4,327,013

			4,327,013
Diversified telecommunication services (3.3%)

AT&T, Inc.		255,990	10,636,385

CenturyLink, Inc.		56,990	1,343,254

Verizon Communications, Inc.		97,960	4,775,550

			16,755,189
Electric utilities (4.0%)

American Electric Power Co., Inc.		43,680	2,932,238

Edison International		50,210	3,997,218

Exelon Corp.		93,400	3,360,532

NextEra Energy, Inc.		26,780	3,437,749

PG&E Corp.		46,190	3,065,168

PPL Corp.		86,488	3,233,786

			20,026,691
Energy equipment and services (0.6%)

Halliburton Co.		29,530	1,453,171

National Oilwell Varco, Inc.		36,890	1,478,920

			2,932,091
Equity real estate investment trusts (REITs) (2.9%)

American Tower Corp.(R)		20,710	2,517,093

Boston Properties, Inc.(R)		29,570	3,915,364

Equity Lifestyle Properties, Inc.(R)		56,440	4,349,266

Federal Realty Investment Trust(R)		14,280	1,906,380

Gaming and Leisure Properties, Inc.(R)		63,250	2,113,815

			14,801,918
Food and staples retail (0.6%)

CVS Health Corp.		41,690	3,272,665

			3,272,665
Food products (1.7%)

J.M. Smucker Co. (The)		32,455	4,254,201

Kraft Heinz Co. (The)		50,610	4,595,894

			8,850,095
Health-care equipment and supplies (1.5%)

Becton Dickinson and Co.		22,580	4,142,075

Danaher Corp.		42,540	3,638,446

			7,780,521
Health-care providers and services (1.1%)

Cigna Corp.		37,800	5,537,322

			5,537,322
Hotels, restaurants, and leisure (0.7%)

Hilton Worldwide Holdings, Inc.		56,722	3,315,968

			3,315,968
Household durables (0.4%)

PulteGroup, Inc.		88,620	2,087,001

			2,087,001
Independent power and renewable electricity producers (0.8%)

Calpine Corp.(NON)		153,078	1,691,512

NRG Energy, Inc.		118,900	2,223,430

			3,914,942
Industrial conglomerates (1.2%)

General Electric Co.		122,020	3,636,196

Honeywell International, Inc.		19,960	2,492,405

			6,128,601
Insurance (3.7%)

American International Group, Inc.		98,750	6,164,963

Assured Guaranty, Ltd.		132,800	4,928,208

Chubb, Ltd.		28,150	3,835,438

Hartford Financial Services Group, Inc. (The)		79,880	3,839,832

			18,768,441
Internet software and services (1.5%)

Alphabet, Inc. Class C(NON)		9,045	7,503,370

			7,503,370
IT Services (1.7%)

Computer Sciences Corp.		52,410	3,616,814

CSRA, Inc.		53,260	1,559,985

Fidelity National Information Services, Inc.		44,510	3,543,886

			8,720,685
Life sciences tools and services (0.9%)

Agilent Technologies, Inc.		81,500	4,308,905

			4,308,905
Machinery (0.3%)

Fortive Corp.		21,270	1,280,879

			1,280,879
Media (5.0%)

CBS Corp. Class B (non-voting shares)		53,570	3,715,615

Charter Communications, Inc. Class A(NON)		11,310	3,701,989

Comcast Corp. Class A		294,780	11,080,780

Liberty Global PLC Ser. C (United Kingdom)(NON)		62,080	2,175,283

Time Warner, Inc.		45,320	4,428,217

			25,101,884
Metals and mining (—%)

ArcelorMittal ADR (France)(NON)		22,661	189,219

			189,219
Mortgage real estate investment trusts (REITs) (0.6%)

MFA Financial, Inc.(R)		385,961	3,118,565

			3,118,565
Multi-utilities (0.2%)

Ameren Corp.		19,600	1,069,964

			1,069,964
Oil, gas, and consumable fuels (8.7%)

Anadarko Petroleum Corp.		75,569	4,685,278

Cheniere Energy, Inc.(NON)		32,570	1,539,584

ConocoPhillips		144,240	7,193,249

EOG Resources, Inc.		45,250	4,414,138

Exxon Mobil Corp.		123,280	10,110,193

Marathon Oil Corp.		462,880	7,313,504

QEP Resources, Inc.(NON)		83,470	1,060,904

Total SA (France)		63,050	3,189,215

Valero Energy Corp.		69,970	4,638,311

			44,144,376
Personal products (1.2%)

Coty, Inc. Class A		122,524	2,221,360

Edgewell Personal Care Co.(NON)		54,590	3,992,713

			6,214,073
Pharmaceuticals (7.7%)

AstraZeneca PLC ADR (United Kingdom)(S)		171,650	5,345,181

Eli Lilly & Co.		153,890	12,943,688

Johnson & Johnson		92,060	11,466,073

Merck & Co., Inc.		85,490	5,432,035

Pfizer, Inc.		116,259	3,977,220

			39,164,197
Road and rail (0.9%)

Union Pacific Corp.		44,220	4,683,782

			4,683,782
Semiconductors and semiconductor equipment (3.6%)

Intel Corp.		152,830	5,512,578

NXP Semiconductor NV(NON)		47,320	4,897,620

Qualcomm, Inc.		45,950	2,634,773

Texas Instruments, Inc.		61,990	4,993,914

			18,038,885
Software (3.0%)

Microsoft Corp.		230,710	15,194,561

			15,194,561
Technology hardware, storage, and peripherals (1.6%)

Apple, Inc.		55,820	8,019,101

			8,019,101
Thrifts and mortgage finance (0.8%)

Radian Group, Inc.		213,512	3,834,676

			3,834,676
Tobacco (2.6%)

Altria Group, Inc.		77,140	5,509,339

Philip Morris International, Inc.		69,670	7,865,743

			13,375,082
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)		101,527	2,683,360

			2,683,360

Total common stocks (cost $349,776,383)			$482,414,261

CONVERTIBLE PREFERRED STOCKS (1.9%)(a)
		Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.		1,090	$926,500

American Tower Corp. $5.50 cv. pfd.(R)		10,225	1,142,644

Arconic, Inc. $2.688 cv. pfd.		67,083	2,753,757

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.		13,316	654,981

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.		23,720	3,070,554

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $610) (Private)(F)(RES)(NON)		214	604

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $11,658) (Private)(F)(RES)(NON)		3,701	11,542

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $27,379) (Private)(F)(RES)(NON)		5,379	27,105

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $39,712) (Private)(F)(RES)(NON)		7,802	39,315

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $22,267) (Private)(F)(RES)(NON)		4,056	22,045

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $67,223) (Private)(F)(RES)(NON)		8,753	66,551

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $188,556) (Private)(F)(RES)(NON)		66,160	186,670

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $238,428) (Private)(F)(RES)(NON)		83,659	236,044

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $732,781) (Private)(F)(RES)(NON)		257,360	725,446

Total convertible preferred stocks (cost $10,371,510)			$9,863,758

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
		Principal amount	Value

MGIC Investment Corp. cv. sr. unsec. notes 5.00%, 5/1/17		$1,768,000	$1,768,000

Total convertible bonds and notes (cost $1,770,074)			$1,768,000

SHORT-TERM INVESTMENTS (3.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)	Shares	4,940,800	$4,940,800

Putnam Short Term Investment Fund 0.87%(AFF)	Shares	9,815,891	9,815,891

U.S. Treasury Bills 0.769%, 7/13/17(SEGSF)		$565,000	563,772

Total short-term investments (cost $15,320,468)			$15,320,463

TOTAL INVESTMENTS

Total investments (cost $377,238,435)(b)			$509,366,482

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $17,852,896) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	6/21/17	$7,750,983	$7,530,599	$(220,384)
Goldman Sachs International
	British Pound	Sell	6/21/17	7,751,109	7,530,660	(220,449)
	Euro	Sell	6/21/17	2,792,372	2,791,637	(735)

Total						$(441,568)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $506,488,234.
(b)	The aggregate identified cost on a tax basis is $378,571,278, resulting in gross unrealized appreciation and depreciation of $148,146,858 and $17,351,654, respectively, or net unrealized appreciation of $130,795,204.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,536,305, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$2,962,875	$24,826,052	$22,848,127	$13,590	$4,940,800
	Putnam Short Term Investment Fund**	12,831,177	19,029,105	22,044,391	12,191	9,815,891
	Totals	$15,794,052	$43,855,157	$44,892,518	$25,781	$14,756,691
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $4,940,800 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,808,016.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $418,440 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $441,568 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $442,978 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$38,270,385	$—	$—
Consumer staples	42,792,995	—	—
Energy	47,076,467	—	—
Financials	113,622,137	—	220,983
Health care	56,790,945	—	—
Industrials	43,717,091	—	—
Information technology	62,062,586	—	—
Materials	18,608,608	—	—
Real estate	14,801,918	—	—
Telecommunication services	19,438,549	—	—
Utilities	25,011,597	—	—
Total common stocks	482,193,278	—	220,983
Convertible bonds and notes	—	1,768,000	—
Convertible preferred stocks	—	8,548,436	1,315,322
Short-term investments	9,815,891	5,504,572	—

Totals by level	$492,009,169	$15,821,008	$1,536,305

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(441,568)	$—

Totals by level	$—	$(441,568)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$—	$441,568

Total	$—	$441,568

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$13,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Goldman Sachs International	Total

	Assets:
	Forward currency contracts#	$—	$—	$—

	Total Assets	$—	$—	$—

	Liabilities:
	Forward currency contracts#	220,384	221,184	441,568

	Total Liabilities	$220,384	$221,184	$441,568

	Total Financial and Derivative Net Assets	$(220,384)	$(221,184)	$(441,568)
	Total collateral received (pledged)##†	$(220,384)	$(191,558)
	Net amount	$—	$(29,626)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017